Premises and Equipment (Components of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 2,133,071	¥ 2,180,229
Less accumulated depreciation	1,203,542	1,206,629
Premises and equipment-net	929,529	973,600
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	380,477	362,742
Buildings [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	782,367	829,606
Equipment and Furniture [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	623,676	648,598
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	310,957	305,281
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment	¥ 35,594	¥ 34,002